Supplemental Cash Flow Information - Details of Operating Cash Flows from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES - DISCONTINUED OPERATIONS
Earnings from discontinued operations	$ 3,859	$ 822
Adjustments for:
Depreciation	110	113
Net gains on disposals of businesses and investments		(36)
Deferred tax	(167)	(286)
Other	394	361
Changes in working capital and other items	(134)	(151)
Operating cash flows from discontinued operations	1,170	1,399
Computer software [member]
Adjustments for:
Amortization of computer software	400	357
Other identifiable intangible assets [member]
Adjustments for:
Amortization of computer software	109	135
Discontinued operations [member]
OPERATING ACTIVITIES - DISCONTINUED OPERATIONS
Earnings from discontinued operations	3,859	822
Adjustments for:
Depreciation	17	183
Net gains on disposals of businesses and investments	(3,087)	(1)
Deferred tax	583	(225)
Other	74	435
Changes in working capital and other items	(335)	(490)
Operating cash flows from discontinued operations	1,170	1,399
Discontinued operations [member] | Computer software [member]
Adjustments for:
Amortization of computer software	30	342
Discontinued operations [member] | Other identifiable intangible assets [member]
Adjustments for:
Amortization of computer software	$ 29	$ 333